INTANGIBLE ASSETS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Amortized intangible assets - core deposits [Abstract]
Gross Carrying Amount	$ 6,118	$ 6,118
Accumulated Amortization	4,186	3,838
Intangible amortization expense	300	$ 300	$ 500
Summary of estimated core deposit intangible amortization [Abstract]
2017	346
2018	346
2019	346
2020	346
2021	346
2022 and thereafter	202
Total	$ 1,932